Annual Fund Operating Expenses (, Class C)	0 Months Ended
	Jun. 26, 2014
(Emerging Markets Fund) | Class C
Operating Expenses:
Management fee	0.95%
Distribution and service (Rule 12b-1) fees	1.00%
Other expenses	0.41%	[1]
Total annual fund operating expenses	2.36%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	2.35%
(Fundamental All Cap Core Fund) | Class C
Operating Expenses:
Management fee	0.67%
Distribution and service (Rule 12b-1) fees	1.00%
Other expenses	1.54%	[1]
Total annual fund operating expenses	3.21%
Contractual expense reimbursement	(1.21%)	[3]
Total annual fund operating expenses after expense reimbursements	2.00%
(Fundamental Large Cap Value Fund) | Class C
Operating Expenses:
Management fee	0.65%
Distribution and service (Rule 12b-1) fees	1.00%
Other expenses	0.34%	[1]
Total annual fund operating expenses	1.99%
(Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund)) | Class C
Operating Expenses:
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	1.00%
Other expenses	0.34%	[1]
Total annual fund operating expenses	2.04%
Contractual expense reimbursement	(0.04%)	[3]
Total annual fund operating expenses after expense reimbursements	2.00%

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[2]	To the extent that expenses of Class C shares exceed 2.35% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.
[3]	To the extent that expenses of Class C shares exceed 2.00% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.